27 Benefits offered to team members (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Balance at beginning of year	R$ 470,417	R$ 274,366	R$ 240,190
Current service cost	17,164	10,931	7,240
Interest cost	23,579	14,796	13,199
Benefits paid	(13,358)	(10,494)	(6,514)
Change plan		8,068	1,391
Actuarial losses (gain)	2,214	167,066	(3,289)
Exchange variation	87,933	5,684	22,149
Balance at the end of the year	587,949	470,417	274,366
Health Insurance [member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	224,852	90,679	83,233
Current service cost	4,678	2,698	1,398
Interest cost	17,097	8,663	8,293
Benefits paid	(5,949)	(5,817)	(2,669)
Actuarial losses (gain)	(23,589)	128,629	424
Balance at the end of the year	217,089	224,852	90,679
Benefit Plans [member]
Disclosure of defined benefit plans [line items]
Balance at beginning of year	245,487	183,687	156,957
Current service cost	12,486	8,233	5,842
Interest cost	6,482	6,133	4,906
Benefits paid	(7,409)	(4,677)	(3,845)
Change plan		8,068	1,391
Actuarial losses (gain)	25,803	38,437	(3,713)
Exchange variation	87,933	5,684	22,149
Balance at the end of the year	R$ 370,782	R$ 245,487	R$ 183,687